Derivative instruments	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments	Derivative instruments
We use derivatives to manage exposure to market risk, including interest rate risk, equity price risk and foreign currency risk, as well as credit risk. Our trading activities are focused on acting as a market-maker for our customers and facilitating customer trades in compliance with the Volcker Rule.

The notional amounts for derivative financial instruments express the dollar volume of the transactions; however, credit risk is much smaller. We perform credit reviews and enter into netting agreements and collateral arrangements to minimize the credit risk of derivative financial instruments. We enter into offsetting positions to reduce exposure to foreign currency, interest rate and equity price risk.

Use of derivative financial instruments involves reliance on counterparties. Failure of a counterparty to honor its obligation under a derivative contract is a risk we assume whenever we engage in a derivative contract. There were no counterparty default losses recorded in 2025.

Hedging derivatives

We utilize interest rate swap agreements, including forward starting swaps, to manage our exposure to interest rate fluctuations. We enter into fair value hedges as an interest rate risk management strategy to reduce fair value variability by converting certain fixed rate interest payments associated with available-for-sale securities, loans and long-term debt to floating interest rates. We also utilize interest rate swaps and forward exchange contracts as cash flow hedges to manage our exposure to interest rate and foreign exchange rate changes. In designating interest rate swaps as hedges, we utilize both partial-term and full-term hedge strategies. In addition, the Company utilizes portfolio layer method hedge strategies to manage interest rate risk of certain closed portfolios of fixed rate securities and loans. Throughout the period of a portfolio layer method hedge, basis adjustments are maintained at the portfolio level and are only allocated to individual assets in certain circumstances. These include instances in which the hedged portfolio amount falls below the designated hedged layer notional amount, or in instances of voluntary de-designation.

The available-for-sale securities hedged consist of U.S. Treasury, U.S. government agency, agency and non-agency commercial MBS, agency and non-agency RMBS, non-U.S. government and foreign covered bonds. At Dec. 31, 2025, $44.3 billion par value of available-for-sale securities were hedged with interest rate swaps designated as fair value hedges that had notional values of $44.1 billion.

At Dec. 31, 2025, $1.4 billion of interest rate swaps were designated as portfolio layer method fair value hedges of loans against a closed portfolio of fixed rate loans of $2.9 billion, essentially converting $1.4 billion of fixed rate loans to floating rates.

At Dec. 31, 2025, $400 million of interest rate swaps were designated as cash flow hedges of variable-rate loans, with a forecasted hedge period of less than two years. For qualifying cash flow hedges, changes in the derivative fair value are recorded in OCI and then transferred to earnings in the period in which the hedged forecasted transaction impacts earnings. The Company did not experience any forecasted transactions that failed to occur for the years ended 2025, 2024, and 2023. Over the next 12 months, we expect that less than $1 million of net after-tax losses in OCI will be reclassified to net interest income associated with cash flow hedges.

The fixed rate long-term debt instruments hedged generally have original maturities of five to 30 years.
In fair value hedging relationships, fixed rate debt is hedged with “receive fixed rate, pay variable rate” swaps. At Dec. 31, 2025, $28.7 billion par value of debt was hedged with interest rate swaps designated as fair value hedges that had notional values of $28.7 billion.

In addition, we utilize forward foreign exchange contracts as hedges to mitigate foreign exchange exposures. We use forward foreign exchange contracts as cash flow hedges to convert certain forecasted non-U.S. dollar revenue and expenses into U.S. dollars. We use forward foreign exchange contracts with maturities of 15 months or less as cash flow hedges to hedge our foreign exchange exposure to currencies such as the Indian rupee, euro, Polish zloty, British pound, Singapore dollar and Hong Kong dollar used in revenue and expense transactions for entities that have the U.S. dollar as their functional currency. As of Dec. 31, 2025, the hedged forecasted foreign currency transactions and designated forward foreign exchange contract hedges were $734 million (notional), with a pre-tax loss of $15 million recorded in accumulated OCI. Over the next 12 months, a loss of $15 million will be reclassified into earnings.

Forward foreign exchange contracts are also used to hedge the value of our net investments in foreign subsidiaries. These forward foreign exchange contracts have maturities of less than two years. The derivatives employed are designated as hedges of changes in value of our foreign investments due to exchange rates. The change in fair market value of these forward foreign exchange contracts is reported within foreign currency translation adjustments in shareholders’ equity, net of tax. At Dec. 31, 2025, forward foreign exchange contracts with notional amounts totaling $11.1 billion were designated as net investment hedges.
The following table presents the pre-tax gains (losses) related to our fair value hedging activities recognized in the consolidated income statement.

Income statement impact of fair value hedges
(in millions)	Location of gains (losses)	2025	2024	2023
Interest rate fair value hedges of available-for-sale securities
Derivative	Interest income	$(546)	$311	$(631)
Hedged item	Interest income	547	(311)	629
Interest rate fair value hedges of long-term debt
Derivative	Interest expense	762	(218)	366
Hedged item	Interest expense	(762)	218	(365)
Interest rate fair value hedges of loans
Derivative	Interest income	2	7	—
Hedged item	Interest income	(2)	(7)	—
Gain (loss) recognized in the consolidated income statement due to fair value hedging relationships		$1	$—	$(1)

The following table presents the pre-tax impact of hedging derivatives used in net investment and cash flow hedging relationships.

Impact of derivative instruments used in net investment and cash flow hedging relationships
(in millions)
	Gain or (loss) recognized in accumulated OCI on derivatives Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income	Gain or (loss) reclassified from accumulated OCI into income Year ended Dec. 31,
	2025	2024	2023		2025	2024	2023
Net investment hedges
FX contracts	$(918)	$684	$(285)	Investment and other revenue	$21	$—	$—
Cash flow hedges
FX contracts	$(24)	$(1)	$7	Staff expense and investment and other revenue	$(13)	$7	$(2)
Interest rate contracts	—	—	—	Net interest income	—	—	—
Total	$(24)	$(1)	$7		$(13)	$7	$(2)

The following table presents information on the hedged items in fair value hedging relationships.

Hedged items in fair value hedging relationships	Carrying amount of hedged asset or liability		Hedge accounting basis adjustment increase (decrease) (a)

(in millions)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Available-for-sale securities (b)	$46,420	$40,751	$(910)	$(1,650)
Loans (c)	$2,939	$3,162	$(9)	$(7)
Long-term debt	$28,375	$27,458	$(264)	$(1,042)
(a)    Includes $332 million and $474 million of basis adjustment decreases on discontinued hedges associated with available-for-sale securities at Dec. 31, 2025 and Dec. 31, 2024, respectively, and $10 million of basis adjustment increases and $5 million of basis adjustment decreases on discontinued hedges associated with long-term debt at Dec. 31, 2025 and Dec. 31, 2024, respectively.
(b)    At Dec. 31, 2025 and Dec. 31, 2024, the amortized cost of the available-for-sale securities included in closed portfolios subject to portfolio layer method hedging was $15.1 billion and $12.1 billion, respectively, of which the notional amount hedged was $8.9 billion and $6.2 billion, respectively. The cumulative basis adjustments for active hedging relationships associated with such hedges as of Dec. 31, 2025 and Dec. 31, 2024 were an increase of $1 million and a decrease of $92 million, respectively.
(c)    At Dec. 31, 2025 and Dec. 31, 2024, loans included in closed portfolios subject to portfolio layer method hedging were $2.9 billion and $3.2 billion, respectively, of which $1.4 billion and $1.4 billion was designated as hedged, respectively. The cumulative basis adjustments for active hedging relationships associated with such hedges as of Dec. 31, 2025 and Dec. 31, 2024 were a decrease of $9 million and a decrease of $7 million, respectively.
The following table summarizes the notional amount and carrying values of our total derivatives portfolio.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
(in millions)
Derivatives designated as hedging instruments: (a)(b)
Interest rate contracts	$74,525	$66,805	$305	$326	$—	$—
Foreign exchange contracts	11,817	12,048	53	455	81	12
Total derivatives designated as hedging instruments			$358	$781	$81	$12
Derivatives not designated as hedging instruments: (b)(c)
Interest rate contracts	$202,299	$169,523	$718	$835	$973	$1,210
Foreign exchange contracts	1,131,252	919,690	5,517	10,559	5,351	10,636
Equity contracts	6,366	5,321	21	143	44	34
Credit contracts	279	324	—	—	13	17
Total derivatives not designated as hedging instruments			$6,256	$11,537	$6,381	$11,897
Total derivatives fair value (d)			$6,614	$12,318	$6,462	$11,909
Effect of master netting agreements (e)			(5,224)	(8,612)	(3,831)	(9,033)
Fair value after effect of master netting agreements			$1,390	$3,706	$2,631	$2,876
(a)    The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the consolidated balance sheet.
(b)    For settled-to-market derivatives at clearing organizations, cash collateral exchanged is deemed a settlement of the derivative on a daily basis. The gross fair value of derivative assets and liabilities has been reduced by these cash settlements.
(c)    The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the consolidated balance sheet.
(d)    Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815, Derivatives and Hedging.
(e)    Effect of master netting agreements includes cash collateral received and paid of $2,107 million and $714 million, respectively, at Dec. 31, 2025, and $1,953 million and $2,374 million, respectively, at Dec. 31, 2024.

Trading activities (including trading derivatives)

Our trading activities are focused on acting as a market-maker for our customers, facilitating customer trades and risk-mitigating economic hedging in compliance with the Volcker Rule. The change in the fair value of the derivatives utilized in our trading activities is recorded in foreign exchange revenue and investment and other revenue on the consolidated income statement.

The following table presents our foreign exchange revenue and other trading revenue.

Foreign exchange revenue and other trading revenue	Year ended Dec. 31,
(in millions)	2025	2024	2023
Foreign exchange revenue	$706	$688	$631
Other trading revenue	279	314	231

Foreign exchange revenue includes income from purchasing and selling foreign currencies, currency forwards, futures and options, as well as foreign currency remeasurement. Other trading revenue reflects results from trading in cash instruments, including fixed income and equity securities, and trading and economic hedging activity with non-foreign exchange derivatives.

We also use derivative financial instruments as risk-mitigating economic hedges, which are not formally designated as accounting hedges. This includes hedging the foreign currency, interest rate or market risks inherent in some of our balance sheet exposures, such as seed capital investments and deposits, as well as certain investment management fee revenue streams. We also use total return swaps to economically hedge obligations arising from the Company’s deferred compensation plan whereby the participants defer compensation and earn a return linked to the performance of investments they select. The gains or losses on these total return swaps are recorded in staff expense on the consolidated income statement. We recorded a gain of $22 million in 2025, $18 million in 2024 and $22 million in 2023.

We manage trading risk through a system of position limits, a value-at-risk (“VaR”) methodology based on historical simulation and other market sensitivity measures. Risk is monitored and reported to senior management by a separate unit, independent from trading, on a daily basis. Based on certain assumptions, the VaR methodology is designed to capture the potential overnight pre-tax dollar loss from adverse changes in fair values of all trading positions. The calculation assumes a one-day holding period, utilizes a 99% confidence level and incorporates non-linear product characteristics. The VaR model is one of several statistical models used to develop economic capital results, which are allocated to lines of business for computing risk-adjusted performance.

VaR methodology does not evaluate risk attributable to extraordinary financial, economic or other occurrences. As a result, the risk assessment process includes a number of stress scenarios based upon the risk factors in the portfolio and management’s assessment of market conditions. Additional stress scenarios based upon historical market events are also performed. Stress tests may incorporate the impact of reduced market liquidity and the breakdown of historically observed correlations and extreme scenarios. VaR and other statistical measures, stress testing and sensitivity analysis are incorporated into other risk management materials.

Counterparty credit risk and collateral

We assess the credit risk of our counterparties through regular examination of their financial statements, confidential communication with the management of those counterparties and regular monitoring of publicly available credit rating information. This and other information is used to develop proprietary credit rating metrics used to assess credit quality.

Collateral requirements are determined after a comprehensive review of the credit quality of each counterparty. Collateral is generally held or pledged in the form of cash and/or highly liquid government securities. Collateral requirements are monitored and adjusted daily.

Additional disclosures concerning derivative financial instruments are provided in Note 19.

Disclosure of contingent features in OTC derivative instruments

Certain OTC derivative contracts and/or collateral agreements contain credit risk-contingent features triggered upon a rating downgrade in which the counterparty has the right to request additional collateral or the right to terminate the contracts in a net liability position.

The following table shows the aggregate fair value of OTC derivative contracts in net liability positions that contained credit risk-contingent features and the value of collateral that has been posted.

	Dec. 31, 2025	Dec. 31, 2024
(in millions)
Aggregate fair value of OTC derivatives in net liability positions (a)	$381	$2,163
Collateral posted	$1,009	$1,940
(a)    Before consideration of cash collateral.

The aggregate fair value of OTC derivative contracts containing credit risk-contingent features can fluctuate from quarter to quarter due to changes in market conditions, composition of counterparty trades, new business or changes to the contingent features.

The Bank of New York Mellon, our largest banking subsidiary, enters into the substantial majority of our OTC derivative contracts and/or collateral agreements. As such, the contingent features may be triggered if The Bank of New York Mellon’s long-term issuer rating were downgraded.

The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions for three key ratings triggers.

Potential close-out exposures (fair value) (a)
	Dec. 31, 2025	Dec. 31, 2024
(in millions)
If The Bank of New York Mellon’s rating changed to: (b)
A3/A-	$61	$40
Baa2/BBB	$252	$646
Ba1/BB+	$714	$2,710
(a)    The amounts represent potential total close-out values if The Bank of New York Mellon’s long-term issuer rating were to immediately drop to the indicated levels, and do not reflect collateral posted.
(b)    Represents ratings by Moody’s/S&P.

If The Bank of New York Mellon’s debt rating had fallen below investment grade on Dec. 31, 2025 and Dec. 31, 2024, existing collateral arrangements would have required us to post additional collateral of $76 million and $351 million, respectively.
Offsetting assets and liabilities

The following tables present derivative and financial instruments and their related offsets. There were no derivative instruments or financial instruments subject to a legally enforceable netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2025				Net assets recognized in the balance sheet	Gross amount of securities and cash received not offset in the balance sheet
	Gross assets recognized	Gross amounts offset in the balance sheet
(in millions)			(a)			Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$874	$685		$189	$68	$121
Foreign exchange contracts	5,218	4,523		695	102	593
Equity and other contracts	17	16		1	1	—
Total derivatives subject to netting arrangements	6,109	5,224		885	171	714
Total derivatives not subject to netting arrangements	505	—		505	—	505
Total derivatives	6,614	5,224		1,390	171	1,219
Reverse repurchase agreements	281,361	254,532	(b)	26,829	26,807	22
Securities borrowing	26,731	8,668		18,063	17,381	682
Total	$314,706	$268,424		$46,282	$44,359	$1,923
(a)    Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative assets and financial assets at Dec. 31, 2024				Net assets recognized in the balance sheet	Gross amount of securities and cash received not offset in the balance sheet
	Gross assets recognized	Gross amounts offset in the balance sheet
(in millions)			(a)			Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$1,032	$835		$197	$46	$151
Foreign exchange contracts	10,210	7,698		2,512	132	2,380
Equity and other contracts	131	79		52	—	52
Total derivatives subject to netting arrangements	11,373	8,612		2,761	178	2,583
Total derivatives not subject to netting arrangements	945	—		945	—	945
Total derivatives	12,318	8,612		3,706	178	3,528
Reverse repurchase agreements	252,941	228,386	(b)	24,555	24,524	31
Securities borrowing	18,144	1,553		16,591	15,777	814
Total	$283,403	$238,551		$44,852	$40,479	$4,373
(a)    Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2025				Net liabilities recognized in the balance sheet	Gross amount of securities and cash pledged not offset in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet
(in millions)			(a)			Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$740	$456		$284	$44	$240
Foreign exchange contracts	5,040	3,348		1,692	79	1,613
Equity and other contracts	31	27		4	3	1
Total derivatives subject to netting arrangements	5,811	3,831		1,980	126	1,854
Total derivatives not subject to netting arrangements	651	—		651	—	651
Total derivatives	6,462	3,831		2,631	126	2,505
Repurchase agreements	269,352	254,532	(b)	14,820	14,820	—
Securities lending	12,840	8,668		4,172	4,005	167
Total	$288,654	$267,031		$21,623	$18,951	$2,672
(a)    Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2024				Net liabilities recognized in the balance sheet	Gross amount of securities and cash pledged not offset in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet
(in millions)			(a)			Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$875	$475		$400	$42	$358
Foreign exchange contracts	9,938	8,533		1,405	208	1,197
Equity and other contracts	34	25		9	—	9
Total derivatives subject to netting arrangements	10,847	9,033		1,814	250	1,564
Total derivatives not subject to netting arrangements	1,062	—		1,062	—	1,062
Total derivatives	11,909	9,033		2,876	250	2,626
Repurchase agreements	239,957	228,386	(b)	11,571	11,558	13
Securities lending	4,046	1,553		2,493	2,277	216
Total	$255,912	$238,972		$16,940	$14,085	$2,855
(a)    Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.
Secured borrowings

The following table presents the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings
	Dec. 31, 2025					Dec. 31, 2024
	Remaining contractual maturity				Total	Remaining contractual maturity				Total
(in millions)	Overnight and continuous	Up to 30 days	30-90 days	Over 90 days		Overnight and continuous	Up to 30 days	30-90 days	Over 90 days
Repurchase agreements:
U.S. Treasury	$207,600	$475	$1,420	$2,101	$211,596	$187,227	$196	$739	$742	$188,904
Agency RMBS	51,130	136	237	441	51,944	44,774	71	288	295	45,428
Corporate bonds	119	55	1,256	557	1,987	84	81	1,341	741	2,247
Sovereign debt/sovereign guaranteed	541	416	—	—	957	123	655	17	—	795
State and political subdivisions	17	25	361	328	731	37	14	414	302	767
U.S. government agencies	72	4	3	61	140	131	—	64	115	310
Other debt securities	71	370	246	136	823	19	278	287	12	596
Equity securities	—	15	628	531	1,174	—	4	592	314	910
Total	$259,550	$1,496	$4,151	$4,155	$269,352	$232,395	$1,299	$3,742	$2,521	$239,957
Securities lending:
Corporate bonds	$783	$—	$—	$—	$783	$222	$—	$—	$—	$222
U.S. Treasury	754	—	—	—	754	31	—	—	—	31
Agency RMBS	102	—	—	—	102	98	—	—	—	98
U.S. government agencies	2	—	—	—	2	—	—	—	—	—
Equity securities	11,199	—	—	—	11,199	3,695	—	—	—	3,695
Total	$12,840	$—	$—	$—	$12,840	$4,046	$—	$—	$—	$4,046
Total secured borrowings	$272,390	$1,496	$4,151	$4,155	$282,192	$236,441	$1,299	$3,742	$2,521	$244,003
BNY’s repurchase agreements and securities lending transactions primarily encounter risk associated with liquidity. We are required to pledge collateral based on predetermined terms within the agreements. If we were to experience a decline in the fair value of the collateral pledged for these transactions, we could be required to provide additional collateral to the counterparty, therefore decreasing the amount of assets available for other liquidity needs that may arise. BNY also offers tri-party collateral agency services in the tri-party repo market where we are exposed to credit risk. In order to mitigate this risk, we require dealers to fully secure intraday credit.